UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments (Unaudited)		January 31, 2014

Shares	COMMON STOCKS - 90.08%	Value
	Aerospace & Defense - 0.91%
304,533	CPI Aerostructures, Inc. (a)	$4,217,782
		4,217,782
	Auto Parts & Equipment - 1.70%
211,618	Miller Industries, Inc.	3,881,074
486,081	SORL Auto Parts, Inc. (a)	2,007,515
175,000	Stoneridge, Inc. (a)	1,991,500
		7,880,089
	Business Services - 7.58%
79,150	Barrett Business Services, Inc.	6,206,152
304,700	Datalink Corp. (a)	4,427,291
300,000	EPIQ Systems, Inc.	4,308,000
178,200	GP Strategies Corp. (a)	4,945,050
964,500	Innodata Isogen, Inc. (a)	2,787,405
600,000	PRGX Global, Inc. (a)	3,996,000
498,000	RCM Technologies, Inc.	3,351,540
90,000	Rentrak Corporation (a)	5,137,200
		35,158,638
	Chemical & Related Products - 3.67%
338,900	Aceto Corporation	7,225,348
158,000	KMG Chemicals, Inc.	2,474,280
399,109	Omnova Solutions, Inc. (a)	3,607,945
300,180	Penford Corp. (a)	3,716,228
		17,023,801
	Computers & Electronics - 1.79%
325,069	CyberOptics Corp. (a)	2,242,976
465,157	PC-Tel, Inc.	3,818,939
150,000	Qumu Corp. (a)	2,260,500
		8,322,415
	Construction & Engineering - 5.50%
115,028	Comfort Systems USA, Inc.	1,960,077
485,000	Furmanite Corp. (a)	5,664,800
1,400,000	Hill International, Inc. (a)	6,356,000
182,799	Layne Christensen Company (a)	3,100,271
321,500	MFRI, Inc. (a)	4,668,180
350,800	Sterling Construction Company, Inc. (a)	3,795,656
		25,544,984
	Consumer Products - Manufacturing - 6.09%
171,000	Delta Apparel, Inc. (a)	2,766,780
155,240	Flexsteel Industries, Inc.	4,786,049
125,000	Motorcar Parts of America, Inc.
	(Acquired 4/24/2011, Cost $968,750) (a)(b)	2,516,250
224,700	Motorcar Parts of America, Inc. (a)	4,523,211
215,000	Orchids Paper Products Co.	6,697,250
100,000	Universal Electronics, Inc. (a)	3,574,000
255,000	VOXX International Corp. (a)	3,399,150
		28,262,690
	Consumer Services - 1.95%
352,200	Dice Holdings, Inc. (a)	2,465,400
1,200,000	Hudson Technologies, Inc. (a)	4,344,000
300,000	Intersections, Inc.	2,220,000
		9,029,400
	Energy & Related Services - 5.34%
2,188,900	Cal Dive International, Inc. (a)	3,589,796
220,000	Matrix Service Co. (a)	5,781,600
146,900	Mitcham Industries, Inc. (a)	2,218,190
325,000	Newpark Resources, Inc. (a)	3,692,000
130,000	PHI, Inc. (a)	4,787,900
350,000	TGC Industries, Inc.	2,278,500
1,400,000	Uranium Energy Corp. (a)	2,422,000
		24,769,986

	Financial Services - 8.26%
452,800	Atlas Financial Holdings, Inc. (a)(c)	5,433,600
660,330	Cowen Group, Inc. (a)	2,694,147
12,723	EMC Insurance Group, Inc.	349,628
660,000	Global Cash Access Holdings, Inc. (a)	5,596,800
72,339	JTH Holding, Inc. (a)	1,893,835
233,140	Oppenheimer Holdings, Inc.	5,474,127
250,924	Silvercrest Asset Management Group, Inc. - Class A (a)	3,964,599
542,247	SWS Group, Inc. (a)	4,164,457
325,000	Tristate Capital Holdings, Inc. (a)	4,465,500
325,000	United Insurance Holdings Corp.	4,277,000
		38,313,693
	Food - 3.46%
220,000	Crimson Wine Group Ltd. (a)	1,806,200
12,593	Farmer Brothers Co. (a)	272,387
255,000	John B. Sanfilippo & Sons, Inc.	5,903,250
350,000	Landec Corp. (a)	3,762,500
425,000	Omega Protein Corp. (a)	4,305,250
		16,049,587
	Health Care Providers & Services - 0.32%
325,116	Skilled Healthcare Group, Inc. - Class A (a)	1,485,780
		1,485,780
	Leisure - 2.98%
1,058,000	Century Casinos, Inc. (a)	6,982,800
988,473	Full House Resorts, Inc. (a)(c)	2,401,989
230,000	Monarch Casino & Resort, Inc. (a)	4,432,100
		13,816,889
	Medical Supplies & Services - 9.32%
204,400	Addus Homecare Corp. (a)	4,832,016
330,200	Allied Healthcare Products (a)	812,292
160,000	Anika Therapeutics, Inc. (a)	5,323,200
252,800	BioScrip, Inc. (a)	2,151,328
169,940	CryoLife, Inc.	1,833,653
182,000	Exactech, Inc. (a)	4,054,960
500,000	Five Star Quality Care, Inc. (a)	2,715,000
926,000	Liberator Medical Holdings, Inc.	4,611,480
450,000	Medical Action Industries, Inc. (a)	3,339,000
294,900	PhotoMedex, Inc. (a)	4,102,059
400,000	Syneron Medical Ltd. (a)	4,852,000
110,000	The Ensign Group, Inc.	4,611,200
		43,238,188
	Minerals & Resources - 1.00%
381,400	Endeavour Silver Corp. (a)	1,655,276
171,600	Global Brass & Copper Holdings, Inc. (a)	2,966,964
		4,622,240
	Oil & Gas - 4.30%
337,463	Hallador Energy Co.	2,584,967
425,000	Resolute Energy Corp. (a)	3,395,750
272,040	SAExploration Holdings, Inc. (a)	2,266,093
375,000	Synergy Resources Corp. (a)	3,240,000
500,000	Triangle Petroleum Corp. (a)	3,805,000
775,000	Vaalco Energy, Inc. (a)	4,665,500
		19,957,310
	Pharmaceuticals - 0.39%
1,475,000	LifeVantage Corp. (a)	1,814,250
		1,814,250
	Retail - 4.63%
101,800	Big 5 Sporting Goods Corp.	1,746,888
458,400	CafePress, Inc. (a)	2,887,920
500,000	Christopher & Banks Corp. (a)	3,570,000
173,050	Kirklands, Inc. (a)	3,258,531
400,000	PCM, Inc. (a)	4,000,000
55,000	Rush Enterprises, Inc. (a)	1,288,650
321,000	Systemax, Inc.	3,630,510
41,902	Weyco Group, Inc.	1,107,051
		21,489,550

	Road & Rail - 0.83%
442,000	Covenant Transportation Group, Inc. - Class A (a)	3,871,920
		3,871,920
	Semiconductor Related Products - 5.63%
1,497,584	AXT, Inc. (a)	3,654,105
383,900	Integrated Silicon Solution, Inc. (a)	4,518,503
575,000	Photronics, Inc. (a)	4,772,500
400,000	Rudolph Technologies, Inc. (a)	4,396,000
130,400	Sparton Corp. (a)	3,634,248
450,000	Ultra Clean Holdings, Inc. (a)	5,143,500
		26,118,856
	Software - 2.77%
420,000	American Software, Inc. - Class A	4,233,600
2,081,250	iPass, Inc. (a)	3,558,938
100,000	Kofax Ltd. (a)	739,000
581,700	VASCO Data Security International, Inc. (a)	4,345,299
		12,876,837
	Specialty Manufacturing - 6.92%
225,000	China Gerui Advanced Materials Group Ltd.
	(Acquired 6/1/10, Cost $1,282,500) (a)(b)	245,250
591,000	China Gerui Advanced Materials Group Ltd. (a)	644,190
227,500	Core Molding Technologies, Inc. (a)	2,786,875
200,000	Courier Corp.	3,158,000
110,000	Douglas Dynamics, Inc.	1,597,200
250,000	Federal Signal Corp. (a)	3,080,000
197,800	Global Power Equipment Group, Inc.	3,522,818
200,000	KVH Industries, Inc. (a)	2,636,000
77,200	L.B. Foster Co.	3,324,232
325,000	Manitex International, Inc. (a)	4,556,500
206,800	Northern Technologies International Corp. (a)	3,809,256
80,000	Northwest Pipe Co. (a)	2,806,400
		32,166,721
	Telecommunications - 2.57%
839,400	Ceragon Networks Ltd. (a)	2,677,686
150,000	magicJack VocalTec Ltd. (a)	2,178,000
220,000	Oplink Communications, Inc. (a)	3,724,600
280,000	SeaChange International, Inc. (a)	3,348,800
		11,929,086
	Transportation - 2.17%
304,400	DHT Holdings, Inc.	2,499,124
420,000	Scorpio Tankers, Inc.	4,200,000
350,000	StealthGas, Inc. (a)	3,360,000
		10,059,124

	TOTAL COMMON STOCKS (Cost $308,744,266)	$418,019,816

Shares	REAL ESTATE INVESTMENT TRUSTS - 2.41%	Value
360,895	Monmouth Real Estate Investment Corp. - Class A	$3,334,670
375,812	Physicians Realty Trust	4,656,310
234,000	Whitestone Real Estate Investment Trust	3,194,100

	TOTAL REAL ESTATE INVESTMENT TRUST - (Cost $9,966,057)	$11,185,080

Shares	SHORT TERM INVESTMENTS - 8.66%	Value
16,735,765	Alpine Municipal Money Market Fund - Investor Class, 0.02% (d)	$16,735,765
23,300,000	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio - Class I, 0.01% (d)	23,300,000
151,796	STIT - Liquid Assets Portfolio - Institutional Class, 0.07% (d)	151,796

	TOTAL SHORT TERM INVESTMENTS (Cost $40,187,561)	$40,187,561

	Total Investments (Cost $358,897,884) - 101.15%	$469,392,457
	Liabilities in Excess of Other Assets - (1.15)%	(5,356,532)
	TOTAL NET ASSETS - 100.00%	$464,035,925

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act")
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $2,761,500 or
0.60% of Net Assets.
(c)	Affiliated issuer. See Note 3 of the Notes to the Schedule of Investments.
(d)	Variable rate security; the rate shown is the effective rate as of January 31, 2014.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these schedule of investments.

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		January 31, 2014

Shares	COMMON STOCKS - 78.52%	Value
	Aerospace & Defense - 1.63%
70,213	CPI Aerostructures, Inc. (a)	$972,450
100,000	Kratos Defense & Security Solutions, Inc. (a)	723,000
68,300	Micronet Enertec Technologies, Inc. (a)	342,183
		2,037,633
	Air Transport - 0.49%
39,000	AeroCentury Corp. (a)	609,180
		609,180
	Auto Parts & Equipment - 0.50%
149,324	SORL Auto Parts, Inc. (a)	616,708
		616,708
	Biotechnology - 1.57%
56,250	Columbia Labs, Inc. (a)	379,125
111,000	Cumberland Pharmaceuticals,. Inc. (a)	521,700
40,600	Trinity Biotech PLC - ADR	1,053,976
		1,954,801
	Business Services - 8.74%
66,300	Datalink Corp. (a)	963,339
113,155	Edgewater Technology, Inc. (a)	606,511
600,000	GBS Enterprises, Inc.
	(Acquired 2/24/2011, Cost $750,000) (a)(b)(c)	90,000
145,000	Information Services Group, Inc. (a)	785,900
202,315	Innodata Isogen, Inc. (a)	584,690
221,443	Intrusion, Inc. (a)	381,989
415,309	Newtek Business Services, Inc. (a)	1,200,243
154,325	Professional Diversity Network, Inc. (a)	456,802
1,924,826	Quadrant 4 Systems Corp. (a)	1,732,343
93,903	RCM Technologies, Inc. (a)	631,967
262,000	SmartPros Ltd. (a)	628,800
130,000	Sysorex Global Holdings Corp. (a)	370,500
25,000	Transcat, Inc. (a)	216,000
550,000	USA Technologies, Inc. (a)	1,199,000
200,500	Universal Power Group, Inc. (a)	280,700
500,000	WidePoint Corp. (a)	770,000
		10,898,784
	Chemical & Related Products - 0.84%
552,702	Flexible Solutions International, Inc. (a)	508,486
52,771	TOR Minerals International, Inc. (a)	538,528
		1,047,014
	Commerical Services & Supplies - 0.62%
120,500	General Finance Corp. (a)	769,995
		769,995
	Communications Equipment - 0.15%
41,300	ParkerVision, Inc. (a)	189,567
		189,567
	Computers & Electronics - 3.96%
290,100	ADDvantage Technologies Group, Inc. (a)	954,429
121,000	Concurrent Computer Corporation	1,026,080
78,000	CyberOptics Corp. (a)	538,200
196,000	Dot Hill Systems Corp. (a)	956,480
200,000	NAPCO Security Technologies, Inc. (a)	1,458,000
		4,933,189
	Construction & Engineering - 2.21%
58,600	Gencor Industries, Inc. (a)	536,776
260,000	Hill International, Inc. (a)	1,180,400
71,113	MFRI, Inc. (a)	1,032,561
		2,749,737
	Consumer Products - Distributing - 1.01%
244,999	FitLife Brands, Inc. (a)	507,148
300,000	US Auto Parts Network, Inc. (a)	750,000
		1,257,148
	Consumer Products - Manufacturing - 3.39%
63,000	Cherokee, Inc.	862,470
77,000	Crown Crafts, Inc.	616,000
199,947	Emerson Radio Corp. (a)	435,884
24,000	Flexsteel Industries, Inc.	739,920
111,000	Naked Brand Group, Inc. (a)	8,325
200,000	Vapor Corp.
	(Acquired 10/22/2013, Cost $600,000) (a)(b)	1,570,000
		4,232,599

	Consumer Services - 1.32%
260,000	Hudson Technologies, Inc. (a)	941,200
247,432	Primo Water Corp. (a)	702,707
		1,643,907
	Electronic Equipment & Instruments - 3.99%
109,300	Allied Motion Technologies, Inc.	1,237,276
450,000	Iteris, Inc. (a)	1,017,000
50,800	The LGL Group, Inc. (a)	290,576
42,000	Magnetek, Inc. (a)	1,040,760
25,043	Richardson Electronics Ltd.	288,746
122,470	Ultralife Corp. (a)	509,475
349,657	Wells-Gardner Electronics Corp. (a)	590,920
		4,974,753
	Energy & Related Services - 2.32%
190,106	Acorn Energy, Inc. (a)	659,668
560,012	Cal Dive International, Inc. (a)	918,420
19,501	REX American Resources Corp. (a)	798,761
300,000	Uranium Energy Corp. (a)	519,000
		2,895,849
	Environmental Services - 1.41%
275,000	Perma-Fix Environmental Services, Inc. (a)	891,000
179,500	Versar, Inc. (a)	877,755
		1,768,755
	Financial Services - 8.91%
64,341	AMREP Corp. (a)	463,255
71,500	Atlas Financial Holdings, Inc. (a)	858,000
90,000	Bank of Commerce Holdings	566,100
43,500	First Internet Bancorp	929,160
122,100	Hennessy Advisors, Inc.	1,526,250
80,000	HopFed Bancorp, Inc.	913,600
21,000	JTH Holding, Inc. (a)	549,780
100,000	MicroFinancial, Inc.	769,000
80,000	Pacific Premier Bancorp (a)	1,269,600
350,000	U.S. Global Investors, Inc. - Class A	1,106,000
100,000	United Insurance Holdings Corp.	1,316,000
43,300	Virginia Heritage Bank (a)	836,123
		11,102,868
	Food - 3.44%
65,000	Crimson Wine Group Ltd. (a)	533,650
128,000	G. Willi-Food International Ltd. (a)	1,039,360
700,000	Hot Mama's Foods, Inc.
	(Acquired 1/28/2014, Cost $560,000) (a)(b)	980,000
37,000	John B. Sanfilippo & Son, Inc.	856,550
139,000	Willamette Valley Vineyards, Inc. (a)	878,480
		4,288,040
	Insurance Carriers and Related Activities - 0.80%
140,000	Kingstone Companies., Inc.	1,001,000
		1,001,000
	Leisure - 4.19%
226,248	Century Casinos, Inc. (a)	1,493,237
137,000	Digital Cinema Destinations Corp. - Class A (a)	811,040
300,000	Full House Resorts, Inc. (a)	729,000
1,379,000	Galaxy Gaming, Inc. (a)	310,206
84,295	Gaming Partners International Corp. (a)	688,690
170,586	Nevada Gold & Casinos, Inc. (a)	247,350
127,637	Reading International, Inc. (a)	949,619
		5,229,142
	Medical Supplies & Services - 4.58%
31,600	Addus Homecare Corp. (a)	747,024
169,182	Allied Healthcare Products (a)	416,188
44,000	Birner Dental Management Services, Inc.	774,400
1,321,078	Hooper Holmes, Inc. (a)	675,203
130,000	Lakeland Industries, Inc. (a)	851,500
280,000	Liberator Medical Holdings, Inc.	1,394,400
70,500	MGC Diagnostics Corp.	779,730
500,000	Urologix, Inc. (a)	75,050
		5,713,495
	Minerals & Resources - 0.45%
300,000	Silvercrest Mines, Inc. (a)	555,000
		555,000
	Motion Pictures - 0.69%
180,335	Ballantyne Strong, Inc. (a)	858,395
		858,395

	Oil & Gas - 3.35%
390,000	American Eagle Energy Corp. (a)	741,000
479,725	Deep Down, Inc. (a)	949,855
525,000	Enservco Corp. (a)	1,181,250
86,397	Hallador Energy Co.	661,801
192,910	Vertex Energy, Inc. (a)	648,178
		4,182,084
	Retail - 0.69%
136,000	CafePress, Inc. (a)	856,800
		856,800
	Semiconductor Related Products - 3.39%
348,248	AXT, Inc. (a)	849,725
27,135	Cascade Microtech, Inc. (a)	279,490
211,000	eMagin Corp. (a)	624,560
189,000	inTEST Corp.	731,430
250,000	On Track Innovations Ltd. (a)	760,000
35,000	Sparton Corporation (a)	975,450
		4,220,655
	Software - 5.54%
95,484	American Software, Inc. - Class A	962,479
238,489	ARI Network Services, Inc. (a)	803,708
75,000	Asure Software, Inc. (a)	399,750
229,425	BSquare Corp. (a)	805,282
100,000	Cimatron Ltd.	963,000
80,000	Evolving Systems, Inc.	780,800
530,000	iPass, Inc. (a)	906,300
250,000	MeetMe, Inc. (a)	582,500
175,000	Speed Commerce, Inc. (a)	700,000
		6,903,819
	Specialty Manufacturing - 6.21%
40,000	CECO Environmental Corp.	621,600
131,046	China Solar & Clean Energy Solutions, Inc.
	(Acquired 3/15/2005, 10/3/2005, and 3/5/2008, Cost $441,000) (a)(b)	4,587
70,900	Core Molding Technologies, Inc. (a)	868,525
150,500	CTI Industries Corp. (a)	846,562
80,000	Friedman Industries	666,400
24,000	Kewaunee Scientific Corp.	398,400
73,354	Manitex International, Inc. (a)	1,028,423
33,000	Northern Technologies International Corp. (a)	607,860
207,864	Orbit International Corp. (a)	723,367
100,000	Pioneer Power Solutions, Inc. (a)	971,000
934,300	TechPrecision Corp. (a)	999,701
166,667	Worldwide Energy & Manufacturing USA, Inc.
	(Acquired 1/26/2010, Cost $749,997) (a)(b)(c)	–
46,183	Worldwide Energy & Manufacturing USA, Inc. (a)(c)	–
		7,736,425
	Telecommunications - 1.13%
93,516	Management Network Group, Inc. (a)	285,224
300,000	Westell Technologies, Inc. (a)	1,125,000
		1,410,224
	Transportation - 1.00%
60,000	DHT Holdings, Inc.
	(Acquired 11/25/2013, Cost $285,000) (b)	492,600
390,000	Euroseas Ltd.	514,800
20,000	Star Bulk Carriers Corp. (a)	237,000
		1,244,400

	TOTAL COMMON STOCKS (Cost $75,004,667)	$97,881,966

Shares	CONVERTIBLE PREFERRED STOCKS - 0.30%	Value
	Transportation - 0.30%
452	DHT Holdings, Inc. Series A	$371,092
	(Acquired 11/25/2013, Cost $214,700) (b)(c)

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $214,700)	$371,092

Contracts	WARRANTS - 0.29%	Value
	Business Services
600,000	GBS Enterprises, Inc. Warrant
	(Acquired 2/24/2011, Cost $0)
	Expiration: 3/11/2014, Exercise Price: $1.50 (a)(b)(c)	$-

1,666,667	Quadrant 4 Systems Corp. Warrant
	Expiration: 1/18/2016, Exercise Price: $0.60 (a)(c)	350,000

	Electronic Equipment & Instruments
249,000	The LGL Group, Inc. Warrant
	Expiration: 8/6/2018, Exercise Price: $7.50 (a)	17,493

	Food
350,000	Hot Mama's Foods, Inc. Warrant
	(Acquired 1/28/2014, Cost $0)
	Expiration: 1/28/2017, Exercise Price: $2.00 (a)(b)(c)	-

	Specialty Manufacturing
418,518	Worldwide Energy & Manufacturing USA, Inc. Warrant
	(Acquired 1/26/2010, Cost $0)
	Expiration: 1/26/2015, Exercise Price: $5.65 (a)(b)(c)	-

	Oil & Gas
35,625	American Standard Energy Corp. Warrant A
	(Acquired 2/24/2011, Cost $0)
	Expiration: 2/1/2016, Exercise Price: $5.00 (a)(b)(c)	-
35,625	American Standard Energy Corp. Warrant B
	(Acquired 2/24/2011, Cost $0)
	Expiration: 2/1/2016, Exercise Price: $6.50 (a)(b)(c)	-

	TOTAL WARRANTS (Cost $346,104)	$367,493

Shares	Short Term Investments - 20.81%	Value
6,050,000	Alpine Municipal Money Market Fund - Investor Class, 0.02% (e)	$6,050,000
6,050,000	Fidelity Government Portfolio Fund, 0.01% (e)	6,050,000
6,050,000	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio - Class I, 0.01% (e)	6,050,000
1,743,251	STIT - Treasury Portfolio - Institutional Class, 0.02% (e)	1,743,251
6,050,000	STIT - Liquid Assets Portfolio - Institutional Class, 0.07% (e)	6,050,000

	TOTAL SHORT TERM INVESTMENTS (Cost $25,943,251)	$25,943,251

	Total Investments (Cost $101,508,722) - 99.92%	$124,563,802
	Other Assets in Excess of Liabilities - 0.08%	94,637
	TOTAL NET ASSETS - 100.00%	$124,658,439

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act")
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $3,508,279 or
2.81% of Net Assets. Of these securities, $1,074,587 or 0.86% of the Fund's Net assets were deemed to be illiquid.
(c)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of
Directors. These securities represent $819,417 or 0.66% of the Fund's Net Assets. With the exception of Worldwide Energy & Manufactoring USA, Inc.
("WEMU") and WEMU warrants, these securities were classified as Level 2 securities. WEMU and WEMU warrants were classified as Level 3 securities.
(d)	Affiliated issuer: See Note 3 of the Notes to the Schedule of Investments.
(e)	Variable rate security; the rate shown is the effective rate as of January 31, 2014.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these schedule of investments.

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)					January 31, 2014

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes for the Perritt MicroCap Opportunities Fund (the "MicroCap Fund") and the Perritt Ultra
MicroCap Fund (the "Ultra MicroCap Fund") (collectively, the "Funds") at January 31, 2014 was as follows*:
	MicroCap Fund	Ultra MicroCap Fund
Cost of investments	$358,897,884	$101,508,722

Gross unrealized appreciation	130,691,326	30,352,106
Gross unrealized depreciation	(20,196,753)	(7,297,026)
Net unrealized appreciation	$110,494,573	$23,055,080

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds' investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds' fair value procedures allow for the use of certain methods performed by the Funds' advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds' may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of January 31, 2014:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$62,613,279	$-	$-	$62,613,279
Consumer Staples	25,410,067	-	-	25,410,067
Energy	54,786,420	-	-	54,786,420
Financials	30,823,058	-	-	30,823,058
Health Care	40,112,488	-	-	40,112,488
Industrials	95,742,862	-	-	95,742,862
Information Technology	83,651,842	-	-	83,651,842
Materials	22,701,800	-	-	22,701,800
Telecommunication Services	2,178,000	-	-	2,178,000
Total Common Stocks	418,019,816	-	-	418,019,816
Real Estate Investment Trusts	11,185,080	-	-	11,185,080
Short Term Investments	40,187,561	-	-	40,187,561
Total Investments in Securities	$469,392,457	$-	$-	$469,392,457

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$11,795,813	$2,016,594	$-	$13,812,407
Consumer Staples	7,583,815	878,480	-	8,462,295
Energy	6,910,865	-	-	6,910,865
Financials	10,089,833	1,001,000	-	11,090,833
Health Care	5,820,796	-	-	5,820,796
Industrials	20,620,328	-	-	20,620,328
Information Technology	25,853,370	1,566,273	-	27,419,643
Materials	3,206,271	538,528	-	3,744,799
Total Common Stocks	91,881,091	6,000,875	-	97,881,966
Convertible Preferred Stocks
Energy	-	371,092	-	371,092
Total Convertible Preferred Stocks	-	371,092	-	371,092
Warrants
Information Technology	-	367,493	-	367,493
Total Warrants	-	367,493	-	367,493
Short Term Investments	25,943,251	-	-	25,943,251
Total Investments in Securities	$117,824,342	$6,739,460	$-	$124,563,802

		MicroCap Fund	Ultra MicroCap Fund
Transfers into Level 1		$812,292	$3,504,358
Transfers out of level 1		-	(4,927,367)
Net transfers in (out of) Level 1		$812,292	$(1,423,009)

Transfers into Level 2		$-	$4,927,367
Transfers out of Level 2		(812,292)	(3,504,358)
Net Transfers in (out of) Level 2		$(812,292)	$1,423,009

The securities transferred from Level 1 to Level 2 due to the securities not trading on the last day of the reporting period.

The securities transferred from Level 2 to Level 1 due to an increase of observable market data from an increase in market activity. Transfers between levels are recognized at the end of the reporting period.

On November 1, 2013, the combined market values of the Funds' Level 3 securities were zero. The Funds had no transfers into or out of Level 3 during the three months ended January 31, 2014.
As of January 31, 2014, the MicroCap Fund did not hold any Level 3 securities. As of January 31, 2014, the market values of the Ultra MicroCap Fund's Level 3 securities were zero. As there is no active market for these level 3 securities, the value is being derived from qualitative information. The fair value of the warrants is derived by calculating the difference between the underlying equity security's price and the strike price of the warrant. An increase in the underlying equity security's price will increase the fair value of the warrant security. Alternatively, a decrease in the underlying equity security's price will decrease the fair value of the warrant security.

The following table presents information about unobservable inputs related to the Ultra MicroCap Fund's categories of Level 3 investments as of January 31, 2014.

	Fair Value at 1/31/14	Valuation Techniques	Unobservable Inputs	Ranges
Equity Securities	$ -	Intrinsic Value	No active market	$0.00 - $0.00
Warrants	$ -	Intrinsic Value	Warrant strike price & underlying stock price	N/A

3. Transactions with Affiliates

The following issuers were affiliated with the Funds, as the Funds held 5% or more of the outstanding voting securities of the issuer during the period November 1, 2013 through
January 31, 2014. See Section (2)(a)(3) of the Investment Company Act of 1940.

Perritt MicroCap Opportunities Fund
Issuer Name	Share Balance At November 1, 2013	Additions	Reductions	Share Balance At January 31, 2014	Dividend Income	Value At January 31, 2014
Atlas Financial Holdings, Inc.	452,800	-	-	452,800	$-	$5,433,600
Full House Resorts, Inc.	988,173	300	-	988,473	-	2,401,989
					$-	$7,835,589

Perritt Ultra MicroCap Fund
Issuer Name	Share Balance At November 1, 2013	Additions	Reductions	Share Balance At January 31, 2014	Dividend Income	Value At January 31, 2014
SmartPros LTD.	260,000	2,000	-	262,000	$3,930	$628,800
					$3,930	$628,800

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)      /s/ Michael J. Corbett
  Michael J. Corbett, President

Date           3/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael J. Corbett
  Michael J. Corbett, President

Date           3/26/14

By (Signature and Title)*    /s/ Mark J. Buh
   Mark J. Buh, Treasurer

Date           3/26/14

* Print the name and title of each signing officer under his or her signature.